Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

May 2, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St N.E.

Washington, D.C. 20549-0506

Re: Transamerica Axiom III Variable Annuity Separate Account VA B Transamerica Life Insurance Company (File No. 333-233837)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, supplements and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (720)488-7884.

Sincerely,

/s/ Brian Stallworth

Brian Stallworth

Assistant General Counsel